Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 21,904	$ 15,379
Tax credits	7,070	3,883
Intangibles	4,241	3,407
Capitalized R&D expenses	25,127	13,823
Lease liabilities	3,244	4,423
Other deferred tax assets	3,753	1,309
Total deferred tax assets	65,339	42,224
Valuation allowance	(61,974)	(37,992)
Net deferred tax assets	3,365	4,232
Deferred tax liabilities:
Right of use asset	(3,102)	(4,214)
Other deferred tax liabilities	(263)	(18)
Total deferred tax liabilities	(3,365)	(4,232)
Net deferred tax assets (liabilities)	$ 0	$ 0